Average Annual Total Returns{- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-20 - Fidelity Strategic Real Return Fund	Fidelity Advisor Strategic Real Return Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Inception Date	LB124 Past 1 year	LB124 Past 5 years	LB124 Past 10 years	F0665 Past 1 year	F0665 Past 5 years	F0665 Past 10 years
Total	(0.65%)	3.44%	1.64%	(1.44%)	1.98%	0.35%	(0.35%)	2.01%	0.70%	(0.65%)	3.43%	1.62%	1.60%	3.48%	1.28%	3.72%	4.55%	2.32%	3.79%		3.72%	[1]	Oct. 02, 2018	10.99%	5.08%	3.81%	3.48%	4.32%	2.24%

[1]	(a)Since inception October 2, 2018.